Material Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Material Accounting Policies [Line Items]
Noon buying rate	$ 1	¥ 4.2127
Maximum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	3 years	3 years
Minimum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	5 years	5 years